Employee Stock And Savings (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Compensation Arrangement With Individual Postretirement Benefits [Line Items]
Contribution	$ 26.6	$ 29.5	$ 27.8
Deferred compensation plan assets	11.8	10.6
Deferred compensation plan liabilities	$ 11.8	$ 10.6
Deferred Compensation [Member]
Deferred Compensation Arrangement With Individual Postretirement Benefits [Line Items]
Maximum annual election of deferment	50.00%
Deferred Bonus [Member]
Deferred Compensation Arrangement With Individual Postretirement Benefits [Line Items]
Maximum annual election of deferment	80.00%